Obligations for pension and similar liabilities (Details 5)	12 Months Ended
Dec. 31, 2023
Banesprev Plans I [Member]
IfrsStatementLineItems [Line Items]
Plans	8 years 10 months 20 days
Cabesp [Member]
IfrsStatementLineItems [Line Items]
Plans	12 years 3 days
Sanprev I [Member]
IfrsStatementLineItems [Line Items]
Plans	8 years 1 month 28 days
Bandepe [Member]
IfrsStatementLineItems [Line Items]
Plans	10 years 4 months 20 days
Bandeprev Basic [Member]
IfrsStatementLineItems [Line Items]
Plans	6 years 3 months 18 days
Clinica Gratis [Member]
IfrsStatementLineItems [Line Items]
Plans	9 years 3 months 25 days
Santander Previ [Member]
IfrsStatementLineItems [Line Items]
Plans	6 years 1 month 9 days
Diretores Vitalicios [Member]
IfrsStatementLineItems [Line Items]
Plans	6 years 10 months 24 days
C A C I B A N [Member]
IfrsStatementLineItems [Line Items]
Plans	6 years 25 days
D A B [Member]
IfrsStatementLineItems [Line Items]
Plans	5 years 1 month 17 days
D C A [Member]
IfrsStatementLineItems [Line Items]
Plans	5 years 6 months 3 days
Diretores Saude [Member]
IfrsStatementLineItems [Line Items]
Plans	23 years 9 months 21 days
Circulars [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Plans	9 years 7 days
Circulars [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Plans	8 years 4 months 2 days
Seguro De Vida [Member]
IfrsStatementLineItems [Line Items]
Plans	5 years 3 months 10 days